Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Proforma Information Related to Business Combination	Unaudited Pro Forma Supplementary Data

(in thousands)	Year Ended December 31, 2019
Revenue	$84,122
Net loss	(92,228)

Schedule of Reconciliation of Purchase Price to the Capital Contribution
The following table reconciles the purchase price to the capital contribution made by Sponsor as July 16, 2019 (in thousands):

Total purchase price	$1,699,612
Transaction costs paid from proceeds	4,004
Less Debt Financing	436,359

Capital Contribution	$1,267,257

Monocl Holding Company
Business Acquisition [Line Items]
Schedule of Consideration Transferred in Business Combination
On October 27, 2020, the Company completed the purchase of all outstanding shares of Monocl for a total estimated consideration of $46.3 million
,
and up to $60 million,
summarized as follows:

(in thousands)
Cash consideration	$18,307
Equity issuance	25,439
Contingent consideration	2,600

Purchase price	$46,346

The consideration transferred for the transaction is summarized as follows (in thousands):

Cash consideration	$18,307
Equity issuance	25,439
Contingent consideration	2,600

Purchase price	$46,346

Schedule of Recognized Assets and Libailities Pertaining to Business Combination
The purchase accounting for the Monocl acquisition was finalized as of December 31, 2020. The fair values assigned to tangible and identified intangible assets acquired and liabilities assumed were based on management’s estimates and assumptions. The final allocation of the acquisition-date fair values of assets and liabilities as of December 31, 2020, was as follows:

(in thousands)
Preliminary allocation:	October 27, 2020
Cash	$2,774
Accounts receivable	788
Prepaid expenses and other current assets	614
Property and equipment	20
Intangible assets	18,900
Accounts payable and accrued expenses	(2,137)
Deferred revenue	(2,884)

Total assets acquired and liabilities assumed	18,075
Goodwill	28,271

Purchase price	$46,346

The final allocation of the acquisition-date fair values of assets and liabilities pertaining to this business combination as of December 31, 2020, was as follows (in thousands):

October 27, 2020
Cash	$2,774
Accounts receivable	788
Prepaid expenses and other current assets	614
Property and equipment	20
Intangible assets	18,900
Accounts payable and accrued expenses	(2,137)
Deferred revenue	(2,884)

Total assets acquired and liabilities assumed	18,075
Goodwill	28,271

Purchase price	$46,346

Schedule of Proforma Information Related to Business Combination	Unaudited Pro Forma Supplementary Data:

Nine Months Ended September 30, 2020
(in thousands)
Revenue	$91,750
Net loss	(43,763)
Unaudited Pro Forma Supplementary Data

(in thousands)	Year Ended December 31, 2020	Year Ended December 31, 2019
Revenue	$122,333	$87,157
Net loss	(58,350)	(97,134)

Definitive Holdco
Business Acquisition [Line Items]
Schedule of Consideration Transferred in Business Combination	The consideration transferred for the transaction is summarized as follows (in thousands):

Cash consideration	$1,129,346
Common units issued	570,266

Purchase price	$1,699,612

Schedule of Recognized Assets and Libailities Pertaining to Business Combination
The purchase accounting for the Definitive Holdco Acquisition, was finalized as of July 16, 2020. The final allocation of the acquisition-date fair values of assets and liabilities pertaining to this business combination as of July 16, 2020, was as follows (in thousands).

	Predecessor Company	Successor Company
	Carrying Values as of July 15, 2019	Fair Value Adjustments	Final Allocations July 16, 2019
Cash	$17,058	$—	$17,058
Accounts receivable	12,747	—	12,747
Deferred contract costs	5,735	(5,735)	—
Prepaid expenses and other current assets	1,539	150	1,689
Other assets	49	—	49
Property and equipment	2,201	—	2,201
Intangible assets	19,108	456,292	475,400
Accounts payable and accrued expenses	(5,477)	684	(4,793)
Deferred revenue	(38,278)	6,278	(32,000)

Total assets acquired and liabilities assumed	14,682	457,669	472,351
Goodwill	$82,767	$1,144,494	1,227,261

Total purchase price			$1,699,612

The adjustments set forth in the following consolidated balance sheet as of July 15, 2019, reflect the effect of the Debt Financing and Finance Merger (reflected in the column “Debt Financing / Finance Merger”), and the fair value adjustments to assets acquired and liabilities assumed, as a result of the purchase accounting, in connection with the Definitive Holdco Acquisition (reflected in the column “Fair Value Adjustments”) (in thousands):

	Predecessor July 15, 2019	Debt Financing / Finance Merger	Fair Value Adjustments	Successor July 16, 2019
Cash	$17,058	$—	$—	$17,058
Accounts receivable	12,747	—	—	12,747
Prepaid expenses and other current assets	1,539	16	150	1,705
Deferred contract costs	5,735	—	(5,735)	—
Property and equipment	2,201	—	—	2,201
Intangible assets	19,108	—	456,292	475,400
Goodwill	82,767	—	1,144,494	1,227,261
Other assets	49	14,589	—	14,638

Total assets	$141,204	$14,605	$1,595,201	$1,751,010

Accounts payable and accrued expenses	$5,477	$10,407	$(684)	$15,200
Deferred revenue	38,278	—	(6,278)	32,000
Term Loan	—	436,553	—	436,553

Total liabilities	43,755	446,960	(6,962)	483,753
Members’ Capital	97,449	(432,355)	1,602,163	1,267,257

Total liabilities and equity	$141,204	$14,605	$1,595,201	$1,751,010